Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Prospectus dated March 1, 2019, as supplemented

JPMorgan Diversified Alternatives ETF

JPMorgan Event Driven ETF

JPMorgan Long/Short ETF

JPMorgan Managed Futures Strategy ETF

Prospectus dated March 1, 2019, as supplemented

JPMorgan BetaBuilders MSCI US REIT ETF

Prospectus dated July 1, 2019

JPMorgan Core Plus Bond ETF

JPMorgan Corporate Bond Research Enhanced ETF

JPMorgan Global Bond Opportunities ETF JPMorgan Municipal ETF

JPMorgan U.S. Aggregate Bond ETF

JPMorgan Ultra-Short Income ETF

JPMorgan Ultra-Short Municipal Income ETF

JPMorgan USD Emerging Markets Sovereign Bond ETF

Prospectus dated July 1, 2019, as supplemented

JPMorgan High Yield Research Enhanced ETF (formerly JPMorgan Disciplined High Yield ETF)

Prospectus dated September 9, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia ex-Japan ETF	JPMorgan BetaBuilders Europe ETF	JPMorgan BetaBuilders Japan ETF	JPMorgan BetaBuilders MSCI US REIT ETF
Management Fee	0.19%	0.19%	0.09%	0.19%	0.11%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.19%	0.19%	0.09%	0.19%	0.11%

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan Core Plus Bond ETF	JPMorgan Corporate Bond Research Enhanced ETF	JPMorgan Diversified Alternatives ETF	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return Europe Equity ETF
Management Fee	0.40%	0.14%	0.85%	0.44%	0.37%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.40%	0.14%	0.85%	0.44%	0.37%

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan Diversified Return Global Equity ETF	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF
Management Fee	0.29%	0.37%	0.18%	0.24%	0.29%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.29%	0.37%	0.18%	0.24%	0.29%

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan Event Driven ETF	JPMorgan Global Bond Opportunities ETF	JPMorgan High Yield Research Enhanced ETF (formerly JPMorgan Disciplined High Yield ETF)	JPMorgan Long/Short ETF	JPMorgan Managed Futures Strategy ETF
Management Fee	0.85%	0.50%	0.24%	0.69%	0.59%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.85%	0.50%	0.24%	0.69%	0.59%

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan Municipal ETF	JPMorgan U.S. Aggregate Bond ETF	JPMorgan U.S. Dividend ETF	JPMorgan U.S. Minimum Volatility ETF	JPMorgan U.S. Momentum Factor ETF
Management Fee	0.24%	0.07%	0.12%	0.12%	0.12%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.24%	0.07%	0.12%	0.12%	0.12%

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF	JPMorgan Ultra-Short Income ETF	JPMorgan Ultra-Short Municipal Income ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
Management Fee	0.12%	0.12%	0.18%	0.18%	0.39%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.12%	0.12%	0.18%	0.18%	0.39%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan BetaBuilders Canada ETF	$19	$61	$107	$243
JPMorgan BetaBuilders Developed Asia ex-Japan ETF	$19	$61	$107	$243
JPMorgan BetaBuilders Europe ETF	$9	$29	$51	$115
JPMorgan BetaBuilders Japan ETF	$19	$61	$107	$243
JPMorgan BetaBuilders MSCI US REIT ETF	$11	$35	$62	$141
JPMorgan Core Plus Bond ETF	$41	$128	$224	$505
JPMorgan Corporate Bond Research Enhanced ETF	$14	$45	$79	$179
JPMorgan Diversified Alternatives ETF	$87	$271	$471	$1,049
JPMorgan Diversified Return Emerging Markets Equity ETF	$45	$141	$246	$555
JPMorgan Diversified Return Europe Equity ETF	$38	$119	$208	$468
JPMorgan Diversified Return Global Equity ETF	$30	$93	$163	$368
JPMorgan Diversified Return International Equity ETF	$38	$119	$208	$468
JPMorgan Diversified Return U.S. Equity ETF	$18	$58	$101	$230
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	$25	$77	$135	$306
JPMorgan Diversified Return U.S. Small Cap Equity ETF	$30	$93	$163	$368
JPMorgan Event Driven ETF	$87	$271	$471	$1,049
JPMorgan Global Bond Opportunities ETF	$51	$160	$280	$628
JPMorgan High Yield Research Enhanced ETF (formerly JPMorgan Disciplined High Yield ETF)	$25	$77	$135	$306
JPMorgan Long/Short ETF	$70	$221	$384	$859
JPMorgan Managed Futures Strategy ETF	$60	$189	$329	$738
JPMorgan Municipal ETF	$25	$77	$135	$306
JPMorgan U.S. Aggregate Bond ETF	$7	$23	$40	$90
JPMorgan U.S. Dividend ETF	$12	$39	$68	$154
JPMorgan U.S. Minimum Volatility ETF	$12	$39	$68	$154
JPMorgan U.S. Momentum Factor ETF	$12	$39	$68	$154
JPMorgan U.S. Quality Factor ETF	$12	$39	$68	$154
JPMorgan U.S. Value Factor ETF	$12	$39	$68	$154
JPMorgan Ultra-Short Income ETF	$18	$58	$101	$230
JPMorgan Ultra-Short Municipal Income ETF	$18	$58	$101	$230
JPMorgan USD Emerging Markets Sovereign Bond ETF	$40	$125	$219	$493

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan BetaBuilders Canada ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Canada ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan BetaBuilders Canada ETF
Management Fee	0.19%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.19%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan BetaBuilders Canada ETF	$19	$61	$107	$243

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan BetaBuilders Canada ETF | JPMorgan BetaBuilders Canada ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.19%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%	[1]
1 Year	rr_ExpenseExampleYear01	$ 19
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	107
10 Years	rr_ExpenseExampleYear10	$ 243
JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Management Fee	0.19%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.19%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan BetaBuilders Developed Asia ex-Japan ETF	$19	$61	$107	$243

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan BetaBuilders Developed Asia ex-Japan ETF | JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.19%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%	[1]
1 Year	rr_ExpenseExampleYear01	$ 19
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	107
10 Years	rr_ExpenseExampleYear10	$ 243
JPMorgan BetaBuilders Europe ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Europe ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan BetaBuilders Europe ETF
Management Fee	0.09%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.09%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan BetaBuilders Europe ETF	$9	$29	$51	$115

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan BetaBuilders Europe ETF | JPMorgan BetaBuilders Europe ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.09%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[1]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
JPMorgan BetaBuilders Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Japan ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan BetaBuilders Japan ETF
Management Fee	0.19%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.19%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan BetaBuilders Japan ETF	$19	$61	$107	$243

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan BetaBuilders Japan ETF | JPMorgan BetaBuilders Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.19%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%	[1]
1 Year	rr_ExpenseExampleYear01	$ 19
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	107
10 Years	rr_ExpenseExampleYear10	$ 243
JPMorgan Diversified Return Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Emerging Markets Equity ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Diversified Return Emerging Markets Equity ETF
Management Fee	0.44%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.44%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Diversified Return Emerging Markets Equity ETF	$45	$141	$246	$555

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Diversified Return Emerging Markets Equity ETF | JPMorgan Diversified Return Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.44%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%	[1]
1 Year	rr_ExpenseExampleYear01	$ 45
3 Years	rr_ExpenseExampleYear03	141
5 Years	rr_ExpenseExampleYear05	246
10 Years	rr_ExpenseExampleYear10	$ 555
JPMorgan Diversified Return Europe Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Europe Equity ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Diversified Return Europe Equity ETF
Management Fee	0.37%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.37%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Diversified Return Europe Equity ETF	$38	$119	$208	$468

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Diversified Return Europe Equity ETF | JPMorgan Diversified Return Europe Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.37%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[1]
1 Year	rr_ExpenseExampleYear01	$ 38
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	208
10 Years	rr_ExpenseExampleYear10	$ 468
JPMorgan Diversified Return Global Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Global Equity ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Diversified Return Global Equity ETF
Management Fee	0.29%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.29%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Diversified Return Global Equity ETF	$30	$93	$163	$368

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Diversified Return Global Equity ETF | JPMorgan Diversified Return Global Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.29%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%	[1]
1 Year	rr_ExpenseExampleYear01	$ 30
3 Years	rr_ExpenseExampleYear03	93
5 Years	rr_ExpenseExampleYear05	163
10 Years	rr_ExpenseExampleYear10	$ 368
JPMorgan Diversified Return International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return International Equity ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Diversified Return International Equity ETF
Management Fee	0.37%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.37%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Diversified Return International Equity ETF	$38	$119	$208	$468

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Diversified Return International Equity ETF | JPMorgan Diversified Return International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.37%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[1]
1 Year	rr_ExpenseExampleYear01	$ 38
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	208
10 Years	rr_ExpenseExampleYear10	$ 468
JPMorgan Diversified Return U.S. Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return U.S. Equity ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Diversified Return U.S. Equity ETF
Management Fee	0.18%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.18%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Diversified Return U.S. Equity ETF	$18	$58	$101	$230

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Diversified Return U.S. Equity ETF | JPMorgan Diversified Return U.S. Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.18%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%	[1]
1 Year	rr_ExpenseExampleYear01	$ 18
3 Years	rr_ExpenseExampleYear03	58
5 Years	rr_ExpenseExampleYear05	101
10 Years	rr_ExpenseExampleYear10	$ 230
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Management Fee	0.24%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.24%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	$25	$77	$135	$306

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Diversified Return U.S. Mid Cap Equity ETF | JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.24%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%	[1]
1 Year	rr_ExpenseExampleYear01	$ 25
3 Years	rr_ExpenseExampleYear03	77
5 Years	rr_ExpenseExampleYear05	135
10 Years	rr_ExpenseExampleYear10	$ 306
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return U.S. Small Cap Equity ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Management Fee	0.29%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.29%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Diversified Return U.S. Small Cap Equity ETF	$30	$93	$163	$368

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Diversified Return U.S. Small Cap Equity ETF | JPMorgan Diversified Return U.S. Small Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.29%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%	[1]
1 Year	rr_ExpenseExampleYear01	$ 30
3 Years	rr_ExpenseExampleYear03	93
5 Years	rr_ExpenseExampleYear05	163
10 Years	rr_ExpenseExampleYear10	$ 368
JPMorgan U.S. Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Dividend ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan U.S. Dividend ETF
Management Fee	0.12%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.12%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan U.S. Dividend ETF	$12	$39	$68	$154

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan U.S. Dividend ETF | JPMorgan U.S. Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.12%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.12%	[1]
1 Year	rr_ExpenseExampleYear01	$ 12
3 Years	rr_ExpenseExampleYear03	39
5 Years	rr_ExpenseExampleYear05	68
10 Years	rr_ExpenseExampleYear10	$ 154
JPMorgan U.S. Minimum Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Minimum Volatility ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan U.S. Minimum Volatility ETF
Management Fee	0.12%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.12%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan U.S. Minimum Volatility ETF	$12	$39	$68	$154

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan U.S. Minimum Volatility ETF | JPMorgan U.S. Minimum Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.12%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.12%	[1]
1 Year	rr_ExpenseExampleYear01	$ 12
3 Years	rr_ExpenseExampleYear03	39
5 Years	rr_ExpenseExampleYear05	68
10 Years	rr_ExpenseExampleYear10	$ 154
JPMorgan U.S. Momentum Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Momentum Factor ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan U.S. Momentum Factor ETF
Management Fee	0.12%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.12%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan U.S. Momentum Factor ETF	$12	$39	$68	$154

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan U.S. Momentum Factor ETF | JPMorgan U.S. Momentum Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.12%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.12%	[1]
1 Year	rr_ExpenseExampleYear01	$ 12
3 Years	rr_ExpenseExampleYear03	39
5 Years	rr_ExpenseExampleYear05	68
10 Years	rr_ExpenseExampleYear10	$ 154
JPMorgan U.S. Quality Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Quality Factor ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan U.S. Quality Factor ETF
Management Fee	0.12%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.12%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan U.S. Quality Factor ETF	$12	$39	$68	$154

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan U.S. Quality Factor ETF | JPMorgan U.S. Quality Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.12%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.12%	[1]
1 Year	rr_ExpenseExampleYear01	$ 12
3 Years	rr_ExpenseExampleYear03	39
5 Years	rr_ExpenseExampleYear05	68
10 Years	rr_ExpenseExampleYear10	$ 154
JPMorgan U.S. Value Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Value Factor ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan U.S. Value Factor ETF
Management Fee	0.12%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.12%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan U.S. Value Factor ETF	$12	$39	$68	$154

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan U.S. Value Factor ETF | JPMorgan U.S. Value Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.12%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.12%	[1]
1 Year	rr_ExpenseExampleYear01	$ 12
3 Years	rr_ExpenseExampleYear03	39
5 Years	rr_ExpenseExampleYear05	68
10 Years	rr_ExpenseExampleYear10	$ 154
JPMorgan Diversified Alternatives ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Alternatives ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Diversified Alternatives ETF
Management Fee	0.85%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.85%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Diversified Alternatives ETF	$87	$271	$471	$1049

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Diversified Alternatives ETF | JPMorgan Diversified Alternatives ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	$ 1,049
JPMorgan Event Driven ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Event Driven ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Event Driven ETF
Management Fee	0.85%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.85%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Event Driven ETF	$87	$271	$471	$1049

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Event Driven ETF | JPMorgan Event Driven ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	$ 1,049
JPMorgan Long/Short ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Long/Short ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Long/Short ETF
Management Fee	0.69%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.69%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Long/Short ETF	$70	$221	$384	$859

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Long/Short ETF | JPMorgan Long/Short ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[1]
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	$ 859
JPMorgan Managed Futures Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Managed Futures Strategy ETF

Prospectus dated March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Managed Futures Strategy ETF
Management Fee	0.59%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.59%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Managed Futures Strategy ETF	$60	$189	$329	$738

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Managed Futures Strategy ETF | JPMorgan Managed Futures Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[1]
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	$ 738
JPMorgan BetaBuilders MSCI U.S. REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders MSCI US REIT ETF

Prospectus dated July 1, 2019

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan BetaBuilders MSCI US REIT ETF
Management Fee	0.11%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.11%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan BetaBuilders MSCI US REIT ETF	$11	$35	$62	$141

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan BetaBuilders MSCI U.S. REIT ETF | JPMorgan BetaBuilders MSCI U.S. REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.11%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.11%	[1]
1 Year	rr_ExpenseExampleYear01	$ 11
3 Years	rr_ExpenseExampleYear03	35
5 Years	rr_ExpenseExampleYear05	62
10 Years	rr_ExpenseExampleYear10	$ 141
JPMorgan Core Plus Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Core Plus Bond ETF

Prospectus dated July 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Core Plus Bond ETF
Management Fee	0.40%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.40%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Core Plus Bond ETF	$41	$128	$224	$505

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Core Plus Bond ETF | JPMorgan Core Plus Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%	[1]
1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	128
5 Years	rr_ExpenseExampleYear05	224
10 Years	rr_ExpenseExampleYear10	$ 505
JPMorgan Corporate Bond Research Enhanced ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Corporate Bond Research Enhanced ETF

Prospectus dated July 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Corporate Bond Research Enhanced ETF
Management Fee	0.14%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.14%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Corporate Bond Research Enhanced ETF	$14	$45	$79	$179

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Corporate Bond Research Enhanced ETF | JPMorgan Corporate Bond Research Enhanced ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.14%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.14%	[1]
1 Year	rr_ExpenseExampleYear01	$ 14
3 Years	rr_ExpenseExampleYear03	45
5 Years	rr_ExpenseExampleYear05	79
10 Years	rr_ExpenseExampleYear10	$ 179
JPMorgan Global Bond Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Global Bond Opportunities ETF

Prospectus dated July 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Global Bond Opportunities ETF
Management Fee	0.50%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.50%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Global Bond Opportunities ETF	$51	$160	$280	$628

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Global Bond Opportunities ETF | JPMorgan Global Bond Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%	[1]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	$ 628
JPMorgan Municipal ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Municipal ETF

Prospectus dated July 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Municipal ETF
Management Fee	0.24%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.24%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Municipal ETF	$25	$77	$135	$306

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Municipal ETF | JPMorgan Municipal ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.24%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%	[1]
1 Year	rr_ExpenseExampleYear01	$ 25
3 Years	rr_ExpenseExampleYear03	77
5 Years	rr_ExpenseExampleYear05	135
10 Years	rr_ExpenseExampleYear10	$ 306
JPMorgan U.S. Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Aggregate Bond ETF

Prospectus dated July 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan U.S. Aggregate Bond ETF
Management Fee	0.07%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.07%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan U.S. Aggregate Bond ETF	$7	$23	$40	$90

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan U.S. Aggregate Bond ETF | JPMorgan U.S. Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.07%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[1]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
JPMorgan Ultra-Short Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Ultra-Short Income ETF

Prospectus dated July 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Ultra-Short Income ETF
Management Fee	0.18%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.18%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Ultra-Short Income ETF	$18	$58	$101	$230

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Ultra-Short Income ETF | JPMorgan Ultra-Short Income ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.18%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%	[1]
1 Year	rr_ExpenseExampleYear01	$ 18
3 Years	rr_ExpenseExampleYear03	58
5 Years	rr_ExpenseExampleYear05	101
10 Years	rr_ExpenseExampleYear10	$ 230
JPMorgan Ultra-Short Municipal Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Ultra-Short Municipal Income ETF

Prospectus dated July 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Ultra-Short Municipal Income ETF
Management Fee	0.18%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.18%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan Ultra-Short Municipal Income ETF	$18	$58	$101	$230

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan Ultra-Short Municipal Income ETF | JPMorgan Ultra-Short Municipal Income ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.18%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%	[1]
1 Year	rr_ExpenseExampleYear01	$ 18
3 Years	rr_ExpenseExampleYear03	58
5 Years	rr_ExpenseExampleYear05	101
10 Years	rr_ExpenseExampleYear10	$ 230
JPMorgan USD Emerging Markets Sovereign Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan USD Emerging Markets Sovereign Bond ETF

Prospectus dated July 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan USD Emerging Markets Sovereign Bond ETF
Management Fee	0.39%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.39%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan USD Emerging Markets Sovereign Bond ETF	$40	$125	$219	$493

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan USD Emerging Markets Sovereign Bond ETF | JPMorgan USD Emerging Markets Sovereign Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.39%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%	[1]
1 Year	rr_ExpenseExampleYear01	$ 40
3 Years	rr_ExpenseExampleYear03	125
5 Years	rr_ExpenseExampleYear05	219
10 Years	rr_ExpenseExampleYear10	$ 493
JPMorgan High Yield Research Enhanced ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan High Yield Research Enhanced ETF (formerly JPMorgan Disciplined High Yield ETF)

Prospectus dated September 9, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan High Yield Research Enhanced ETF (formerly JPMorgan Disciplined High Yield ETF)
Management Fee	0.24%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.24%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan High Yield Research Enhanced ETF (formerly JPMorgan Disciplined High Yield ETF)	$25	$77	$135	$306

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each a year as a percentage of the value of your investment)
JPMorgan High Yield Research Enhanced ETF | JPMorgan High Yield Research Enhanced ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.24%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%	[1]
1 Year	rr_ExpenseExampleYear01	$ 25
3 Years	rr_ExpenseExampleYear03	77
5 Years	rr_ExpenseExampleYear05	135
10 Years	rr_ExpenseExampleYear10	$ 306

[1]	The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.